Distribution and License Agreements (Details Narrative) (10Q) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Oct. 11, 2011	Oct. 09, 2011
Common stock shares issued		14,380,968		7,911,708	7,296,892	51,450,000	7,350,000
Fair value of common stock amortized		$ 129,749	$ 59,234	$ 161,936	$ 329,511
Vesting period of shares granted		1 year 4 months 24 days
fair value of warrant		$ 35,014	$ 112,045	$ 182,072	$ 432,772
Warrant [Member]
Fair value of common stock amortized		649,860
License Agreements [Member]
Common stock shares issued	1,400,000
Fair value of common stock amortized	$ 420,000
Vesting period of shares granted	3 years
Accumulated amortization of shares		$ 395,000
Number of warrant to purchase shares		440,000
fair value of warrant		$ 705,880